Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2024
T21-NPRT3-0624
1.9880056.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Entertainment - 1.1%
Netflix, Inc. (a)	2,605	1,434,417
Take-Two Interactive Software, Inc. (a)	3,643	520,257
		1,954,674
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A	46,592	7,584,246
Meta Platforms, Inc. Class A	9,993	4,298,689
		11,882,935
Media - 1.2%
Comcast Corp. Class A	26,524	1,010,830
The New York Times Co. Class A	10,895	468,812
The Trade Desk, Inc. (a)	9,230	764,706
		2,244,348
TOTAL COMMUNICATION SERVICES		16,081,957
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 1.5%
Tesla, Inc. (a)	15,499	2,840,657
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	41,220	7,213,500
Diversified Consumer Services - 0.6%
Duolingo, Inc. (a)	4,963	1,120,397
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.	384	1,325,580
Doordash, Inc. (a)	9,347	1,208,193
Draftkings Holdings, Inc. (a)	23,354	970,592
Royal Caribbean Cruises Ltd. (a)	7,815	1,091,208
		4,595,573
Household Durables - 1.1%
D.R. Horton, Inc.	7,122	1,014,814
PulteGroup, Inc.	9,043	1,007,571
		2,022,385
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A (a)	8,408	1,021,740
Carvana Co. Class A (a)(b)	20,979	1,739,579
		2,761,319
TOTAL CONSUMER DISCRETIONARY		20,553,831
CONSUMER STAPLES - 5.9%
Beverages - 1.1%
Celsius Holdings, Inc. (a)	11,425	814,260
Coca-Cola Consolidated, Inc. Consolidated	634	523,684
Constellation Brands, Inc. Class A (sub. vtg.)	2,826	716,278
		2,054,222
Consumer Staples Distribution & Retail - 2.6%
Casey's General Stores, Inc.	2,163	691,252
Costco Wholesale Corp.	2,525	1,825,323
Sprouts Farmers Market LLC (a)	11,136	735,310
Walmart, Inc.	26,685	1,583,755
		4,835,640
Food Products - 0.5%
Mondelez International, Inc.	12,582	905,149
Household Products - 1.1%
Procter & Gamble Co.	12,741	2,079,331
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	10,336	570,237
elf Beauty, Inc. (a)	3,626	589,334
		1,159,571
TOTAL CONSUMER STAPLES		11,033,913
ENERGY - 4.2%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	32,273	826,834
Weatherford International PLC (a)	6,997	864,969
		1,691,803
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy, Inc.	4,559	719,501
ConocoPhillips Co.	9,969	1,252,306
Equitrans Midstream Corp.	58,070	785,687
Marathon Petroleum Corp.	5,018	911,871
Phillips 66 Co.	5,786	828,613
Targa Resources Corp.	7,741	882,938
The Williams Companies, Inc.	21,720	833,179
		6,214,095
TOTAL ENERGY		7,905,898
FINANCIALS - 13.3%
Banks - 2.3%
First Citizens Bancshares, Inc.	690	1,163,864
JPMorgan Chase & Co.	16,852	3,231,202
		4,395,066
Capital Markets - 4.0%
Ares Management Corp.	8,453	1,125,010
Blackstone, Inc.	10,476	1,221,606
Cboe Global Markets, Inc.	5,585	1,011,723
CME Group, Inc.	6,056	1,269,580
Coinbase Global, Inc. (a)	8,080	1,647,754
KKR & Co. LP	13,444	1,251,233
		7,526,906
Financial Services - 5.7%
Affirm Holdings, Inc. (a)	24,948	795,342
Berkshire Hathaway, Inc. Class B (a)	9,619	3,816,146
MasterCard, Inc. Class A	5,325	2,402,640
MGIC Investment Corp.	48,923	992,158
Visa, Inc. Class A	9,710	2,608,203
		10,614,489
Insurance - 1.3%
AFLAC, Inc.	14,622	1,223,130
Arthur J. Gallagher & Co.	4,963	1,164,766
		2,387,896
TOTAL FINANCIALS		24,924,357
HEALTH CARE - 11.0%
Biotechnology - 3.3%
Amgen, Inc.	6,445	1,765,543
BridgeBio Pharma, Inc. (a)	42,816	1,096,946
Regeneron Pharmaceuticals, Inc. (a)	1,892	1,685,129
Vertex Pharmaceuticals, Inc. (a)	4,260	1,673,371
		6,220,989
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	27,494	1,975,994
Intuitive Surgical, Inc. (a)	5,054	1,873,113
		3,849,107
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	14,377	1,481,406
McKesson Corp.	3,331	1,789,447
UnitedHealth Group, Inc.	6,412	3,101,484
		6,372,337
Pharmaceuticals - 2.2%
Eli Lilly & Co.	5,266	4,113,273
TOTAL HEALTH CARE		20,555,706
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.4%
General Electric Co.	9,826	1,590,043
TransDigm Group, Inc.	893	1,114,491
		2,704,534
Building Products - 1.9%
Builders FirstSource, Inc. (a)	4,683	856,146
Lennox International, Inc.	1,896	878,644
Simpson Manufacturing Co. Ltd.	4,213	732,599
Trane Technologies PLC	3,674	1,165,907
		3,633,296
Commercial Services & Supplies - 1.1%
Cintas Corp.	1,556	1,024,377
Copart, Inc.	18,711	1,016,194
		2,040,571
Electrical Equipment - 1.6%
Eaton Corp. PLC	4,410	1,403,527
GE Vernova LLC	2,456	377,512
Vertiv Holdings Co.	14,023	1,304,139
		3,085,178
Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	19,350	1,282,325
XPO, Inc. (a)	9,010	968,215
		2,250,540
Machinery - 1.1%
PACCAR, Inc.	9,423	999,875
Parker Hannifin Corp.	2,006	1,093,089
		2,092,964
Professional Services - 0.9%
Broadridge Financial Solutions, Inc.	4,189	810,194
Verisk Analytics, Inc.	3,616	788,143
		1,598,337
Trading Companies & Distributors - 1.1%
Ferguson PLC	4,723	991,358
FTAI Aviation Ltd.	13,963	980,342
		1,971,700
TOTAL INDUSTRIALS		19,377,120
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	5,693	1,460,596
IT Services - 0.6%
MongoDB, Inc. Class A (a)	3,303	1,206,190
Semiconductors & Semiconductor Equipment - 8.0%
Broadcom, Inc.	2,755	3,582,244
Intel Corp.	45,090	1,373,892
NVIDIA Corp.	11,666	10,079,657
		15,035,793
Software - 11.0%
Adobe, Inc. (a)	3,758	1,739,315
Crowdstrike Holdings, Inc. (a)	5,020	1,468,551
Microsoft Corp.	32,262	12,560,562
Palantir Technologies, Inc. (a)	83,309	1,830,299
Palo Alto Networks, Inc. (a)	4,859	1,413,435
ServiceNow, Inc. (a)	2,410	1,670,925
		20,683,087
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	64,055	10,910,488
Dell Technologies, Inc.	15,418	1,921,700
Super Micro Computer, Inc. (a)	2,302	1,976,958
		14,809,146
TOTAL INFORMATION TECHNOLOGY		53,194,812
MATERIALS - 2.4%
Chemicals - 1.4%
Ecolab, Inc.	2,199	497,304
Linde PLC	2,494	1,099,754
NewMarket Corp.	434	228,683
RPM International, Inc.	2,734	292,292
Sherwin-Williams Co.	1,703	510,236
		2,628,269
Construction Materials - 0.6%
Eagle Materials, Inc.	1,166	292,328
Martin Marietta Materials, Inc.	710	416,820
Vulcan Materials Co.	1,567	403,706
		1,112,854
Metals & Mining - 0.4%
Alpha Metallurgical Resources	638	208,703
Nucor Corp.	2,261	381,046
United States Steel Corp. (b)	6,040	220,460
		810,209
TOTAL MATERIALS		4,551,332
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	8,789	314,646
Digital Realty Trust, Inc.	3,063	425,083
Equinix, Inc.	688	489,244
Iron Mountain, Inc.	5,035	390,313
Prologis, Inc.	5,695	581,175
Ryman Hospitality Properties, Inc.	2,613	275,619
Simon Property Group, Inc.	3,213	451,523
Welltower, Inc.	5,228	498,124
		3,425,727
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	4,322	375,539
CoStar Group, Inc. (a)	4,789	438,337
Zillow Group, Inc. Class C (a)	5,441	231,623
		1,045,499
TOTAL REAL ESTATE		4,471,226
UTILITIES - 2.5%
Electric Utilities - 2.0%
Constellation Energy Corp.	4,646	863,877
Edison International	7,844	557,395
NRG Energy, Inc.	8,866	644,292
Otter Tail Corp.	4,772	407,338
PG&E Corp.	33,660	575,923
Southern Co.	10,427	766,385
		3,815,210
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	11,326	858,964
TOTAL UTILITIES		4,674,174
TOTAL COMMON STOCKS (Cost $158,841,523)		187,324,326

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	282,967	283,024
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,816,743	1,816,925
TOTAL MONEY MARKET FUNDS (Cost $2,099,949)		2,099,949

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $160,941,472)	189,424,275
NET OTHER ASSETS (LIABILITIES) - (0.9)% (e)	(1,752,002)
NET ASSETS - 100.0%	187,672,273

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	11	Jun 2024	278,685	(6,115)	(6,115)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $41,300 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	267,697	5,065,156	5,049,856	12,063	27	-	283,024	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	632,700	13,890,367	12,706,142	535	-	-	1,816,925	0.0%
Total	900,397	18,955,523	17,755,998	12,598	27	-	2,099,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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